Related Party Transactions - Schedule of List of Related Parties (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Name of Related Parties		Name of Related Parties
Relationship		Relationship
Revenues		$ 2,557,266	$ 7,323,356	$ 6,293,340
Wenquan Zhu [Member]
Related Party Transaction [Line Items]
Name of Related Parties		Wenquan Zhu
Relationship		Principal shareholder, Chief Executive Officer and chairman of the Group
Amount due to related parties, non-current	[1]	$ 3,042,765	2,360,147
Interest expense
Interest expense		295,630	14,789	8,668
Wenquan Zhu [Member] | Loans [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	486,486
Wenquan Zhu [Member] | Interest payable [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	$ 170,940	13,012
Big Tree Cloud Network Technology (Shenzhen) Co., LTD (“Big Tree Cloud Shenzhen”) [Member]
Related Party Transaction [Line Items]
Name of Related Parties		Big Tree Cloud Network Technology (Shenzhen) Co., LTD (“Big Tree Cloud Shenzhen”)
Relationship		An entity controlled by Wenquan Zhu
Shenzhen Jingxihui Trading Co., Ltd (“Shenzhen Jingxihui”) [Member]
Related Party Transaction [Line Items]
Name of Related Parties		Shenzhen Jingxihui Trading Co., Ltd (“Shenzhen Jingxihui”)
Relationship		An entity controlled by Wenquan Zhu
Guangxi Big Tree Rong Network Technology Co., LTD (“Guangxi Big Tree Rong”) [Member]
Related Party Transaction [Line Items]
Name of Related Parties		Guangxi Big Tree Rong Network Technology Co., LTD (“Guangxi Big Tree Rong”)
Relationship		An entity controlled by Wenquan Zhu
Daidi, Lin [Member]
Related Party Transaction [Line Items]
Name of Related Parties		Daidi, Lin
Relationship		Legal representative of subsidiary
Sales of goods
Sales of goods				706
Guangdong Jiasiwei New Material Technology Co., Ltd. (“Guangdong Jiasiwei”) [Member]
Related Party Transaction [Line Items]
Name of Related Parties		Guangdong Jiasiwei New Material Technology Co., Ltd. (“Guangdong Jiasiwei”)
Relationship		A non-controlling interest with significant influence on Guangdong Yunjia
Meitangfang (Foshan) New Material Co., Ltd. (“Meitaifang”) [Member]
Related Party Transaction [Line Items]
Name of Related Parties		Meitangfang (Foshan) New Material Co., Ltd. (“Meitaifang”)
Relationship		The controller of Guangdong Jiasiwei
Guangdong Jiasiwei [Member]
Purchase of goods
Purchase of goods		$ 126,562
Purchase of services
Purchase of services		13,910
Rental fees
Rental fees		39,071
Sales of goods
Sales of goods		381,136
Guangdong Jiasiwei [Member] | Receivable from sales of goods [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		235,644
Guangdong Jiasiwei [Member] | Loans [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[3]	279,189
Guangdong Jiasiwei [Member] | Payable For Procurement Of Goods [Member]
Related Party Transaction [Line Items]
Amount due to related parties		144,075
Guangdong Jiasiwei [Member] | Accrued expenses [Member]
Related Party Transaction [Line Items]
Amount due to related parties		123,154
Meitaifang [Member]
Purchase of goods
Purchase of goods		50,323
Purchase of services
Purchase of services		14,450
Rental fees
Rental fees		97,831
Sales of goods
Sales of goods		137,982
Meitaifang [Member] | Receivable from sales of goods [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		126,488
Meitaifang [Member] | Payable For Procurement Of Goods [Member]
Related Party Transaction [Line Items]
Amount due to related parties		57,265
Meitaifang [Member] | Accrued expenses [Member]
Related Party Transaction [Line Items]
Amount due to related parties		38,349
Big Tree Cloud Shenzhen [Member]
Purchase of goods
Purchase of goods			712	16,793
Purchase of services
Purchase of services				575,250
Purchase of intangible assets
Purchase of intangible assets			2,596,313
Sales of goods
Sales of goods			67,636
Rental income
Rental income		5,112	28,876
Big Tree Cloud Shenzhen [Member] | Rent receivable [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			16,595
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		362,132	16,595
Amount due to related parties		1,299,458	13,012
Amount due to related parties, non-current		3,042,765	2,360,147
Shenzhen Jingxihui [Member]
Sales of goods
Sales of goods				236,605
Guangxi Big Tree Rong [Member]
Sales of goods
Sales of goods			$ 17,944

[1]

On November 5, 2023, Mr. Wenquan Zhu lent unsecured, interest-free loans with a 3-year term of $630,000 to the Group for the payment of promissory notes that Plutonian issued to the Group.

From May 10, 2024 to August 12, 2024, the Group borrowed 3-year long-term loans from Mr. Wenquan Zhu, for a total of RMB22,500,000 (approximately $3,140,879) with an annual interest rate of 6.5% and no collateral. As of the issuance date of the financial statements, the Group has repaid in advance of RMB16,500,000 (approximately $ 2,303,311) for the principal, and RMB559,356 (approximately $78,083) for the interests.

From June 2024 to December 2024, Mr. Wenquan Zhu lent unsecured loans with an annual interest rate of 12% in an aggregate amount of approximately $1,107,691 to DSY HK for the purpose of enabling DSY HK to invest in DSY Guangdong in connection with an increase in the registered capital of DSY Guangdong and working capital. The loans will be expired as early as June 23, 2027.

From May 2025 to June 2025, Mr. Wenquan Zhu lent unsecured loans with an annual interest rate of 12% in an aggregate amount of approximately $362,164 to DSY HK for the purpose of working capital. The loans will be expired as early as May 29, 2028.

[2]

On June 17, 2025, the Group borrowed a 1-year loan from Mr. Wenquan Zhu of RMB2,530,000 ($353,174) with an annual interest rate of 10% and no collateral. The Group has repaid in advance of all the principal on July 7, 2025.

On June 19, 2025, the Group borrowed a 1-month loan from Mr. Wenquan Zhu of RMB1,000,000 ($139,595) with no interest and no collateral. The Group has repaid all the principal as of July 7, 2025.

[3]	On June 30, 2025, the Group borrowed a short-term loan from Guangdong Jiasiwei with a principal of RMB2,000,000 ($279,189) and an annual interest rate of 10%. The loan requires no collateral, and principal shall be repaid together with interest on the expiration date of December 30, 2025. The Group has repaid in advance of all the principal as of September 2025.